J.P. Morgan Institutional Funds
Supplement dated July 29, 1998, as applicable to the following Prospectuses:

J.P. Morgan Institutional Short Term Bond Fund, dated March 2, 1998 J.P. Morgan Institutional Bond Fund, dated March 2, 1998
J.P. Morgan Institutional International Bond Fund, March 2, 1998 J.P. Morgan Institutional Tax Exempt Bond Fund, dated March 2, 1998 J.P. Morgan Institutional Bond Fund - Ultra, dated March 2, 1998 J.P. Morgan Institutional Fixed Income Funds, dated March 13, 1998

Effective immediately, the Swaps section of the Investments table is amended as follows:

                                         /X/ Permitted
                                         /_/ Permitted but not typically used

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                                                              Short Term Bond
                                                              Bond
                                                              International Bond
                                                              Tax Exempt Bond
                                     Principal Types of Risk  Bond - Ultra
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Swaps Contractual agreement whereby   currency, interest      /X/
a party credit, agrees to exchange    with a rate, leverage,
periodic payments counterparty.       market, political
Segregated accounts are used to
offset leverage risk.
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